Income Taxes (Schedule Of Income Tax Expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, The Netherlands	€ (494)	€ (505)	€ (297)
Current, Other countries	(64,684)	(38,342)	(12,570)
Current	(65,178)	(38,847)	(12,867)
Deferred, The Netherlands
Deferred, Other countries	28,486	(4,093)	9,081
Income tax expense	€ (36,692)	€ (42,939)	€ (3,786)